ICON EQUITY INCOME FUND
Portfolio of Investments
March 31, 2023

Security Description	Shares	Value
Common Stock (60.95%)

Basic Materials (2.77%)
Eastman Chemical Co	19,900	$1,678,366

Communications (3.37%)
Nexstar Media Group Inc	11,800	2,037,388

Consumer, Cyclical (9.94%)
Hooker Furnishings Corp	49,200	894,948
Leggett & Platt Inc	42,600	1,358,088
MDC Holdings Inc	58,676	2,280,736
Whirlpool Corp	11,200	1,478,624
Total Consumer, Cyclical		6,012,396

Consumer, Non-Cyclical (16.57%)
Amgen Inc	9,600	2,320,800
Bristol-Myers Squibb Co	47,400	3,285,294
Ingredion Inc	14,700	1,495,431
Vector Group Ltd	243,300	2,922,033
Total Consumer, Non-Cyclical		10,023,558

Energy (2.39%)
Plains All American Pipeline LP	115,900	1,445,273

Financial (17.64%)
Huntington Bancshares Inc	142,600	1,597,120
ING Groep NV	144,100	1,710,467
Manulife Financial Corp	117,800	2,162,808
New York Community Bancorp Inc	234,900	2,123,496
OceanFirst Financial Corp	118,000	2,180,640
Webster Financial Corp	22,800	898,776
Total Financial		10,673,307

Industrial (5.40%)
Lockheed Martin Corp	4,400	2,080,012
Trinity Industries Inc	48,800	1,188,768
Total Industrial		3,268,780

Utilities (2.87%)
Evergy Inc	28,400	1,735,808

Total Common Stock (Cost $37,341,832)		36,874,876

Preferred Stock (9.34%)

Financial (7.70%)
Annaly Capital Management Inc, 10.156%	34,283	809,422
Argo Group US Inc, 6.500%	53,853	1,193,921
Bank of America Corp, 7.250%	613	715,837
Capital One Financial Corp, 5.000%#	15,528	312,889
Equity Commonwealth, 6.500%	49,163	1,228,583
Raymond James Financial Inc, 6.375%	16,010	398,489
Total Financial		4,659,141

Government (1.64%)
Farm Credit Bank of Texas, 6.750% (144A)	10,000	995,000

Total Preferred Stock (Cost $5,840,245)		5,654,141

Corporate Debt (19.84%)	Par Value	Value

Communications (3.35%)
Hughes Satellite Systems Corp, 6.625%, 8/1/2026	250,000	236,160
Sprint LLC, 7.125%, 6/15/2024	1,000,000	1,019,460
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	750,000	768,923
Total Communications		2,024,543

Consumer, Cyclical (7.22%)
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 1/15/2024	231,486	226,630
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	470,250	452,726
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	178,645	159,847
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	477,500	418,654
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	500,000	513,781
MGM Resorts International, 6.750%, 5/1/2025	750,000	755,702
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	425,000	423,632
Royal Caribbean Cruises Ltd, 11.500%, 6/1/2025 (144A)	1,000,000	1,066,290
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	404,811	356,855
Total Consumer, Cyclical		4,374,117

Consumer, Non-Cyclical (2.37%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	250,000	242,478
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	185,634
HCA Inc, 5.875%, 2/15/2026	500,000	506,731
Williams Scotsman International Inc, 6.125%, 6/15/2025 (144A)	500,000	496,215
Total Consumer, Non-Cyclical		1,431,058

Financial (5.61%)
Bank of America Corp, 5.200%(a),(b)	500,000	484,688
Citigroup Inc, 5.350%(a),(b)	500,000	482,567
Credit Acceptance Corp, 6.625%, 3/15/2026#	220,000	205,230
Greystar Real Estate Partners LLC, 5.750%, 12/1/2025 (144A)	250,000	243,515
Nationwide Mutual Insurance Co, 3M US LIBOR + 2.290%, 12/15/2024 (144A)(a)	1,000,000	995,916
Principal Financial Group Inc, 3M US LIBOR + 3.044%, 5/15/2055(a)	750,000	744,447
Prudential Financial Inc, 5.200%, 3/15/2044(a)	250,000	237,500
Total Financial		3,393,863

Industrial (1.29%)
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	250,000	250,166
MasTec Inc, 6.625%, 8/15/2029 (144A)	250,000	223,750
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)	300,000	304,959
Total Industrial		778,875

Total Corporate Debt (Cost $11,983,991)		12,002,456

Investment Companies (10.81%)	Par Value	Value

Mutual Funds (9.73%)
abrdn Income Credit Strategies	97,603	651,012
Blackstone Strategic Credit 2027 Term Fund	93,569	996,510
Invesco High Income 2023 Target Term Fund	86,671	676,901
RiverNorth Capital and Income	48,370	746,349
Templeton Global Income Fund	340,196	1,496,862
Vertical Capital Income Fund	134,703	1,321,436
Total Mutual Funds		5,889,070

Money Market Funds (1.08%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 4.65%)	653,574	653,574

Total Investment Companies (Cost $6,592,711)		6,542,644

Collateral Received For Securities on Loan (0.49%)
First American Government Obligations Fund - Class X (Cost $298,650)	298,650	298,650

Total Investments (Cost $62,057,428) (101.43%)		$61,372,767
Liabilities in Excess of Other Assets (-1.43%)		(864,474)
Net Assets (100.00%)		$60,508,293

# Loaned security; a portion of the security is on loan at March 31, 2023 in the amount of $294,539.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2023, these securities had a total aggregate market value of $6,010,844, which represented approximately 9.93% of net assets.

(a) Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2023 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.